FAIR VALUE MEASUREMENTS (Change in Fair Value at Level 3) (Detail) - Contingent Consideration - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Change in Fair Value Measurement Categorized in Level 3 [Roll Forward]
Balance at beginning of period	$ 24.3	$ 0.0
Additions	0.0	77.3
Accretion on discounted liabilities	1.5	1.5
Settlements	0.4	0.4
Unrealized gain included in earnings	(13.8)	(66.8)
Balance at end of period	$ 12.4	$ 12.4